UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.7% (1.8% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 25	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$ 23,174
4,825	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	4,248,413
4,850	Total Consumer Discretionary			4,271,587
	Consumer Staples – 4.8% (3.1% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
810	5.250%, 6/01/32	6/17 at 100.00	N/R	744,665
1,200	5.625%, 6/01/47	6/17 at 100.00	N/R	986,952
77,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	2,504,040
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
2,590	5.375%, 5/15/33	5/12 at 100.00	BBB	2,415,538
1,000	5.500%, 5/15/39	5/12 at 100.00	BBB	836,530
82,600	Total Consumer Staples			7,487,725
	Education and Civic Organizations – 16.0% (10.5% of Total Investments)
1,250	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BB+	1,145,688
	Series 2006, 5.625%, 9/01/38
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	1,008,350
	Series 2004, 5.250%, 4/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,
	Series 2000:
825	5.250%, 7/01/25 – AGM Insured	1/13 at 100.00	AA+	834,191
500	5.250%, 7/01/30 – AGM Insured	1/12 at 100.50	AA+	505,350
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	1,260,888
	Series 2004, 5.125%, 7/01/34
1,430	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	1,565,021
	University, Series 2004, Trust 1003, 13.587%, 1/01/13 (IF)
1,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	1,783,609
	College of Art, Series 2006, 5.000%, 6/01/30
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	313,107
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	501,415
	High School, Series 2005A, 6.000%, 5/01/35
1,365	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	1,484,560
	Center Project, Series 2005A, 5.000%, 5/01/19
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	Aa3	11,244,367
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
1,685	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	1,883,594
	5.000%, 10/01/22
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
910	5.000%, 11/01/31	11/16 at 100.00	BBB+	882,937
850	4.500%, 11/01/36	11/16 at 100.00	BBB+	717,494
23,165	Total Education and Civic Organizations			25,130,571
	Health Care – 28.3% (18.6% of Total Investments)
500	Baltimore County, Maryland, Catholic Health Initiatives, Revenue Bonds, Series 2006A,	9/16 at 100.00	AA	508,395
	5.000%, 9/01/36
2,990	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	3,035,059
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	No Opt. Call	Baa3	500,409
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	870,043
	Healthcare, Series 2011A, 6.250%, 1/01/31 (WI/DD, Settling 9/01/11)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	1,499,895
	Health System, Series 2010, 5.000%, 7/01/40
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A3	1,535,599
	Hospital, Series 2004, 5.500%, 7/01/36
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	3,269,923
	General Hospital, Series 2002, 5.800%, 7/01/32
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	377,832
	Center, Series 2006, 5.000%, 7/01/40
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	1,345,387
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
1,740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	1,491,250
	Hospital, Series 2007A, 5.000%, 7/01/29
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	1,295,658
	Hospital, Series 2002, 5.125%, 7/01/35
1,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	1/12 at 100.00	A	1,180,656
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	1/12 at 100.00	Baa1	1,001,690
	Hospital, Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 –
	NPFG Insured
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	1/12 at 100.00	A+	2,004,920
	System, Series 1998A, 5.375%, 7/01/15
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	3,724,000
	Institute, Series 2003, 5.500%, 7/01/33
1,175	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA+	1,211,766
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	317,796
	System, Series 2011, 6.000%, 7/01/41
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	1,790,198
	Series 2004, 5.375%, 8/15/24
3,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	3,382,158
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Issue, Series 2007A:
1,010	5.000%, 7/01/37	7/17 at 100.00	BBB	873,398
670	5.500%, 7/01/42	7/17 at 100.00	BBB	613,506
1,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	1,685,550
	Medical Center, Series 2006, 5.000%, 7/01/36
1,900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	1,945,657
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	3,261,375
	Cecil County, Series 2002, 5.625%, 7/01/32
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/13 at 100.00	A	1,013,740
	Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
3,395	5.750%, 1/01/38	1/18 at 100.00	BBB–	3,304,931
1,000	6.000%, 1/01/43	1/18 at 100.00	BBB–	1,000,420
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
225	5.375%, 7/01/14	1/12 at 100.00	B3	193,703
295	5.300%, 7/01/24	1/12 at 100.00	B3	194,989
45,365	Total Health Care			44,429,903
	Housing/Multifamily – 11.3% (7.5% of Total Investments)
2,065	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,133,909
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/12 at 100.50	Aaa	1,466,472
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/12 at 100.00	Aa2	2,500,125
	7/01/41 (Alternative Minimum Tax)
685	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	1/12 at 100.00	Aa2	685,664
	7/01/32 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	741,200
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
1,145	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA+	1,098,021
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	1/12 at 100.00	Aaa	3,831,685
	Housing Development Bonds, Series 1998A, 5.200%, 7/01/30
300	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/12 at 100.00	Aa2	300,930
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/12 at 100.00	Aaa	2,002,120
	Bonds, Series 2000A, 6.100%, 7/01/30
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue
	Refunding Bonds, Overlook Apartments, Series 1995A:
1,385	5.700%, 12/20/15	12/11 at 100.00	AA+	1,389,307
1,670	5.750%, 12/20/19	12/11 at 100.00	AA+	1,673,490
18,030	Total Housing/Multifamily			17,822,923
	Housing/Single Family – 11.7% (7.7% of Total Investments)
2,735	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	2,829,221
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,001,770
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
510	Maryland Community Development Administration Department of Housing and Community	3/20 at 100.00	Aa2	532,741
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	602,058
4,100	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	4,132,924
1,195	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	1,203,974
1,630	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	1,636,814
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
650	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	657,000
1,200	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	1,171,416
2,330	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	2,304,160
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
275	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	273,111
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
18,225	Total Housing/Single Family			18,345,189
	Industrials – 2.7% (1.8% of Total Investments)
2,150	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	2,125,082
	Facilities Project, Series 2010A, 5.750%, 6/01/35
2,010	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	2,058,421
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
4,160	Total Industrials			4,183,503
	Long-Term Care – 5.2% (3.5% of Total Investments)
2,455	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,269,181
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	1/12 at 100.00	BB–	871,910
	1/01/25 – RAAI Insured
995	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	1,039,984
	Series 2009B, 6.000%, 1/01/23
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown	1/21 at 100.00	N/R	3,093,780
	Community Issue, Series 2010, 6.250%, 1/01/45
1,065	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	973,399
	Retirement Community, Series 2007, 4.750%, 7/01/34
8,515	Total Long-Term Care			8,248,254
	Tax Obligation/General – 19.1% (12.6% of Total Investments)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,244,246
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,119,340
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	801,121
1,200	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A,	10/21 at 100.00	Aa2	1,311,048
	5.000%, 10/15/30
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	Aa2	1,685,253
	5.000%, 10/15/22 – AMBAC Insured
700	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	822,472
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,185	5.000%, 3/01/14	No Opt. Call	Aa1	2,438,547
820	5.000%, 3/01/16	No Opt. Call	Aa1	970,011
1,725	Howard County, Maryland, General Obligation Metropolitan District Refunding Bonds, Series	2/12 at 100.00	AAA	1,762,277
	2002A, 5.250%, 8/15/18
1,190	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,306,168
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
3,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,512,550
	2005A, 5.000%, 7/01/15
	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding
	Bonds, Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,774,973
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,028,540
2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	9/12 at 101.00	AAA	2,066,960
	Series 2002, 4.100%, 9/15/19
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AAA	6,267,143
	Series 2003A, 5.000%, 10/01/18
27,595	Total Tax Obligation/General			30,110,649
	Tax Obligation/Limited – 15.9% (10.5% of Total Investments)
380	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	368,931
	Project, Series 2010, 6.100%, 7/01/40
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	274,788
	5.500%, 9/01/34
340	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/12 at 100.00	N/R	325,309
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
2,300	5.000%, 7/01/30	7/20 at 100.00	A–	2,370,242
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,008,820
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	821,160
	5.750%, 7/01/34
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,107,523
	5.500%, 2/01/16
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center	6/13 at 100.00	AA+	1,806,318
	Facilities, Series 2003, 5.000%, 6/15/24
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002,	6/12 at 100.00	AA	1,031,520
	5.000%, 6/01/21
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	A2	684,295
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
400	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	359,088
	2005, 5.200%, 7/01/34
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	1,009,560
2,500	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	2,397,250
1,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	943,520
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA+	2,123,520
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,437,412
200	5.500%, 8/01/42	2/20 at 100.00	A+	202,882
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	1,683,165
	5.500%, 7/01/19 – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	994,760
	Lien Series 2010B, 5.250%, 10/01/29
23,970	Total Tax Obligation/Limited			24,950,063
	Transportation – 5.0% (3.3% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	A1	1,197,185
	7/01/17 – FGIC Insured
265	Guam International Airport Authority, Revenue Bonds, Series 2003A, 5.250%, 10/01/21 –	10/13 at 100.00	Baa1	270,910
	NPFG Insured
4,335	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA+	4,643,305
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/11 at 100.00	CCC+	1,709,717
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
7,735	Total Transportation			7,821,117
	U.S. Guaranteed – 20.4% (13.5% of Total Investments) (4)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (4)	2,341,660
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	2,473,980
	7/01/24 – FGIC Insured (ETM)
1,245	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (4)	1,489,468
	(Pre-refunded 7/01/16) – AMBAC Insured
510	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady	No Opt. Call	AA+ (4)	525,392
	Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2004B:
1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,810,006
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,314,343
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	Aaa	1,955,588
	Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)
915	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/11 at 100.00	Baa3 (4)	915,000
	Foundation – Salisbury State University, Series 1999A, 6.000%, 6/01/19 (Pre-refunded 6/01/11)
3,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (4)	3,816,640
	Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	1/11 at 100.00	Aaa	3,540,063
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
2,040	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	2,289,410
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/12 at 100.00	A (4)	1,572,210
	Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)
135	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	156,655
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,224,780
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
2,000	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	2,328,400
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,437,787
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,437,787
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,437,786
28,055	Total U.S. Guaranteed			32,066,955
	Utilities – 3.9% (2.5% of Total Investments)
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	11/11 at 100.00	N/R	2,505,424
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	A3	3,574,339
	FGIC Insured
6,000	Total Utilities			6,079,763
	Water and Sewer – 4.7% (3.1% of Total Investments)
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,242,870
	7/01/24 – FGIC Insured
1,655	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	1,732,552
	AMBAC Insured
1,260	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	1,328,593
	AMBAC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	No Opt. Call	AA	2,141,839
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,012,133
	2005A, 5.000%, 9/01/15
6,820	Total Water and Sewer			7,457,987
$ 305,085	Total Investments (cost $230,015,832) – 151.7%			238,406,189
	Floating Rate Obligations – (6.3)%			(9,962,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.4)% (5)			(74,593,000)
	Other Assets Less Liabilities – 2.0%			3,356,418
	Net Assets Applicable to Common Shares – 100%			$ 157,207,607

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$238,406,189	$ —	$238,406,189

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 457,636
Gains (losses):
Net realized gains (losses)	6,970
Net change in unrealized appreciation (depreciation)	(6,088)
Purchases at cost	—
Sales at proceeds	(70,000)
Net discounts (premiums)	173
Transfers in to	—
Transfers out of	(388,691)
Balance at the end of period	$ —

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $220,942,383.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$12,698,695
Depreciation	(5,196,583)
Net unrealized appreciation (depreciation) of investments	$ 7,502,112

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011